Other Income - Schedule of other income (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other Income [Abstract]
Grant income	£ 362	£ 436	£ 993	£ 871
R&D expenditure credits	1,472	1,081	3,446	2,079
Other income	£ 1,834	£ 1,517	£ 4,439	£ 2,950